Contingencies (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of contingencies [Line Items]
Number Of Licenses	53	58
Contract liabilities	₨ 2,307,213	₨ 2,454,664
Services tax duty saved period	6 years
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	₨ 0	0
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	416,240	434,864
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	9,386	9,386
Export obligation [Member]
Disclosure of contingencies [Line Items]
Contract liabilities	₨ 4,404,664	₨ 4,851,099